Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 95.62%
Affiliated master portfolios: 45.14%
Allspring Disciplined International Developed Markets Portfolio		$59,955,414
Allspring Disciplined Large Cap Portfolio		180,591,200
Allspring Small Company Value Portfolio		12,124,734
		252,671,348
Exchange-traded funds: 36.46%
Allspring Special Large Value ETF♠	1,155,136	35,530,828
iShares Core MSCI EAFE ETF	571,398	56,139,853
iShares Core MSCI Emerging Markets ETF	483,214	37,502,239
iShares Core S&P 500 ETF	72,975	54,754,602
iShares MSCI Global Gold Miners ETF	316,000	20,151,320
		204,078,842
Stock funds: 14.02%
Allspring Disciplined Small Cap Fund Class R6♠	789,341	14,508,084
Allspring Emerging Growth Fund Class R6♠†	850,889	11,852,885
Allspring Emerging Markets Equity Fund Class R6♠	492,192	20,007,609
Allspring Large Cap Growth Fund Class R6♠†	351,966	16,208,049
Allspring Premier Large Company Growth Fund Class R6♠†	1,293,077	15,878,984
		78,455,611
Total investment companies (Cost $331,343,470)		535,205,801

		Yield
Short-term investments: 1.85%
Investment companies: 1.85%
Allspring Government Money Market Fund Select Class♠∞		3.59%	10,334,604	10,334,604
Total short-term investments (Cost $10,334,604)				10,334,604
Total investments in securities (Cost $341,678,074)	97.47%			545,540,405
Other assets and liabilities, net	2.53			14,152,969
Total net assets	100.00%			$559,693,374

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Spectrum Aggressive Growth Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined Small Cap Fund Class R6	$13,671,383	$0	$0	$0	$836,701	$14,508,084
Allspring Emerging Growth Fund Class R6†	11,818,849	0	0	0	34,036	11,852,885
Allspring Emerging Markets Equity Fund Class R6	19,264,399	0	0	0	743,210	20,007,609
Allspring Large Cap Growth Fund Class R6†	16,281,962	0	0	0	(73,913)	16,208,049
Allspring Premier Large Company Growth Fund Class R6†	16,357,422	0	0	0	(478,438)	15,878,984
Allspring Special Large Value ETF	34,314,008	0	0	0	1,216,820	35,530,828
Short-term investments
Allspring Government Money Market Fund Select Class	5,346,070	60,157,588	(55,169,054)	0	0	10,334,604
				$0	$2,278,416	$124,321,043

†	Non-income-earning security

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined Small Cap Fund Class R6	789,341	$0
Allspring Emerging Growth Fund Class R6†	850,889	0
Allspring Emerging Markets Equity Fund Class R6	492,192	0
Allspring Large Cap Growth Fund Class R6†	351,966	0
Allspring Premier Large Company Growth Fund Class R6†	1,293,077	0
Allspring Special Large Value ETF	1,155,136	0
Short-term investments
Allspring Government Money Market Fund Select Class	10,334,604	207,528
		$207,528

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	19.83%	19.83%	$353,293	$1,705,335	$399,467	$612	$11,933	$59,955,414
Allspring Disciplined Large Cap Portfolio	49.47	49.47	2,510,012	4,942,626	504,346	2,789	19,142	180,591,200
Allspring Small Company Value Portfolio	1.78	1.82	535,705	(25,291)	48,903	156	970	12,124,734
			$3,399,010	$6,622,670	$952,716	$3,557	$32,045	$252,671,348
See accompanying notes to portfolio of investments
2 | Spectrum Aggressive Growth Fund

Portfolio of investments—July 31, 2026 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year Euro SCHATZ	899	9-8-2026	$109,585,599	$109,323,268	$0	$(262,331)
Nikkei 225 Index	80	9-10-2026	32,958,119	32,039,219	0	(918,900)
U.S. Dollar Index	167	9-14-2026	16,932,964	16,664,763	0	(268,201)
3-Year Australian Bond	2,375	9-15-2026	174,429,705	174,126,319	0	(303,386)
E-Mini S&P 500 Index	80	9-18-2026	29,996,398	30,077,000	80,602	0
Euro STOXX 50 Index	468	9-18-2026	33,816,807	34,393,432	576,625	0
MSCI Emerging Markets Index	159	9-18-2026	14,201,468	13,056,285	0	(1,145,183)
Short
10-Year Australian Bond	(810)	9-15-2026	(61,992,462)	(61,624,670)	367,792	0
S&P ASX Share Price Index 200	(217)	9-17-2026	(33,613,775)	(34,138,127)	0	(524,352)
E-Mini S&P 500 Index	(51)	9-18-2026	(19,305,291)	(19,174,087)	131,204	0
					$1,156,223	$(3,422,353)
See accompanying notes to portfolio of investments
Spectrum Aggressive Growth Fund | 3

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Aggressive Growth Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$282,534,453	$0	$0	$282,534,453
Short-term investments
Investment companies	10,334,604	0	0	10,334,604
Investments measured at net asset value*				252,671,348
	292,869,057	0	0	545,540,405
Futures contracts	1,156,223	0	0	1,156,223
Total assets	$294,025,280	$0	$0	$546,696,628
Liabilities
Futures contracts	$3,422,353	$0	$0	$3,422,353
Total liabilities	$3,422,353	$0	$0	$3,422,353

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $252,671,348 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of July 31, 2026, $13,453,847 was segregated as cash collateral for these open futures contracts.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Spectrum Aggressive Growth Fund | 5